Risk management and financial instruments - Schedule of main assumptions used in the measurement of the fair value of acquisitions (Details 1) - Level 3	12 Months Ended
Dec. 31, 2024
Derivative financial instruments
Risk management and financial instruments
Valuation technique	The valuation model considered inputs including volatility of the share price, time to expiration, risk-free interest rate
Significant unobservable inputs	The unobservable inputs are the estimated volatility for the shares’ prices
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if: The volatility of the Company's market cap or the occurrence of a trigger event within 36 months of the investment contract's closing date.
Swap with Accrual Clause (SWAP ACC)
Risk management and financial instruments
Valuation technique	Discounted cash flow: The valuation model considers the present value of future cash flows, based on fixed and floating legs, adjusted by accrual terms and market curves.
Significant unobservable inputs	The unobservable inputs are the forward DI interest rate curve and assumptions related to the likelihood of accrual trigger activation.
Inter-relationship between signigicant unobservable and fair value measurement	The estimated fair value would increase (decrease) if: The DI forward curve rises, the probability of accrual activation increases, or the credit risk adjustment decreases; conversely, it would decrease under opposite conditions.